Income Tax: Schedule of Effective Income Tax Rate Reconciliation (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Details
Effective Income Tax Rate Reconciliation at Federal Statutory Income Tax Rate, Amount	$ 60	$ 133	$ 1,761
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	35.00%	35.00%	35.00%
Effective Income Tax Rate Reconciliation, Prior Year Income Taxes, Amount	(41)	116	(82)
Effective Income Tax Rate Reconciliation, Prior Year Income Taxes, Percent	(23.90%)	30.50%	(1.60%)
Total Income Tax Expense (Benefit)	$ 11	$ 249	$ 1,679
Effective Income Tax Rate Reconciliation, Percent	6.40%	65.50%	33.40%